UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     January 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $66,111 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                                2831    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                                3142    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                                7199   124439 SH       SOLE                   124439
AOL TIME WARNER             cs                                 843    64325 SH       SOLE                    64325
CISCO SYSTEMS               cs                                6755   515659 SH       SOLE                   515659
COCA COLA                   cs                                4689   106950 SH       SOLE                   106950
DELL COMPUTER               cs                                1818    67975 SH       SOLE                    67975
DISNEY WALT                 cs                                3467   212550 SH       SOLE                   212550
ELI LILLY                   cs                                3459    54475 SH       SOLE                    54475
FIRST DATA CORP             cs                                1018    28750 SH       SOLE                    28750
GENERAL ELECTRIC            cs                                6689   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                                 928    13625 SH       SOLE                    13625
HOME DEPOT                  cs                                1146    47720 SH       SOLE                    47720
INTEL CORP.                 cs                                6780   435475 SH       SOLE                   435475
JOHNSON & JOHNSON           cs                                1676    31200 SH       SOLE                    31200
JP MORGAN CHASE             cs                                1669    69550 SH       SOLE                    69550
LOWES COMPANIES INC         cs                                1881    50150 SH       SOLE                    50150
MICROSOFT                   cs                                1523    29450 SH       SOLE                    29450
MOTOROLA INC.               cs                                 939   108600 SH       SOLE                   108600
PFIZER                      cs                                7659   250553 SH       SOLE                   250553